Consolidated Statements of Income and Retained Earnings - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 892,948	$ 1,227,019	$ 3,742,883	$ 4,108,000
Operating Expenses
Cost of Goods Sold	825,502	722,940	2,715,972	2,773,559
Operating Expenses	969,936	267,231	1,829,051	919,581
Depreciation	8,315	6,903	24,946	20,709
Total Operating Expenses	1,803,753	997,074	4,569,970	3,713,849
Operating Income (Loss)	(910,805)	229,945	(827,086)	394,151
Interest Income	48	406	864	1,219
Gain on Sale of Assets			1,000	0
Income (Loss) from continuing operations before income taxes	(910,757)	230,351	(825,222)	395,370
(loss) on Deconsolidation	0	0	(43,473)	0
PPP Expense Reimbursement & Other Income	0	0	361,299	351,370
Net Income/(Loss)	$ (910,757)	$ 230,351	$ (507,396)	$ 746,740
Basic and Diluted earnings(loss) per common Share (in Dollars per share)	$ (3.14)	$ 1.63	$ (0.03)	$ 6.18
Weighted Average number of common shares outstanding (in Shares)	290,340	141,644	15,762,860	120,851
PHONEBRASIL INTERNATIONAL, INC. [Member]
Revenues
Operating Expenses:
Administrative expenses-related party					264,286	8,875
Other (expense) net
Tax Provision
Operating Expenses
Total Operating Expenses					264,286	8,875
Operating Income (Loss)					(264,286)	(8,875)
Income (Loss) from continuing operations before income taxes					(264,286)	(8,875)
Net Income/(Loss)					$ (264,286)	$ (8,875)
Basic and Diluted earnings(loss) per common Share (in Dollars per share)					$ (0.0002)	$ 0
Weighted Average number of common shares outstanding (in Shares)					163,454	110,340